STOCK BASED COMPENSATION (Details - RSU Activity) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 30, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSU nonvested outstanding, beginning balance | shares	446,525
Weighted average grant date fair value per unit nonvested, beginning balance | $ / shares	$ 0.63
RSU nonvested outstanding, granted | shares	541,610
Weighted average grant date fair value per unit nonvested, granted | $ / shares	$ 0.56
RSU nonvested outstanding, vested | shares	(327,230)
Weighted average grant date fair value per unit nonvested, vested | $ / shares	$ 0.65
RSU nonvested outstanding, forfeited | shares	(29,635)
Weighted average grant date fair value per unit nonvested, forfeited | $ / shares	$ 1.17
RSU nonvested outstanding, ending balance | shares	631,270
Weighted average grant date fair value per unit nonvested, ending balance | $ / shares	$ 0.63